Summary of Significant Accounting Policies - Schedule of Revenue by Major Product Line (Details) - USD ($)	6 Months Ended
	Apr. 30, 2026	Apr. 30, 2025
Product Information [Line Items]
Revenue	$ 18,585,525	$ 5,498,653
Wastewater Treatment Revenue [Member]
Product Information [Line Items]
Revenue	9,186,084	493,123
River Water Quality Management Revenue [Member]
Product Information [Line Items]
Revenue	4,297,180	4,728,449
Product Sales Revenue [Member]
Product Information [Line Items]
Revenue	1,344,830	277,081
Training Revenue [Member]
Product Information [Line Items]
Revenue	3,502,890	0
Others [Member]
Product Information [Line Items]
Revenue	$ 254,541	$ 0